Long-term investment (Tables)	12 Months Ended
Mar. 31, 2022
Long-term investment
Summary of long-term investment

	Investment-1	Investment-2	Total
	USD	USD	USD
Balance as of March 31, 2021	—	—	—
Investments made	308,385	14,809,302	15,117,687
Loss from investment	(32,200)	(134,134)	(166,334)
Foreign currency translation adjustments	6,360	(1,270)	5,090
Balance as of March 31, 2022	282,545	14,673,898	14,956,443